AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

June 30, 2020

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value

OPTION PURCHASED - CALLS(b) - 73.5%
Options on Equity Indices - 73.5%
S&P 500 Index	March 2021	$ 1,978.83	20	$ 3,956,660	$ 2,253,947
S&P 500 Mini Index	March 2021	$ 197.91	6	118,746	67,604
Total Options Purchased - Calls				4,075,406	2,321,551
(Cost $2,236,845)

OPTION PURCHASED - PUTS(b) - 38.0%
Options on Equity Indices - 38.0%
S&P 500 Index	March 2021	$ 3,044.34	10	3,044,340	262,898
S&P 500 Index	March 2021	$ 3,957.66	10	3,957,660	899,795
S&P 500 Mini Index	March 2021	$ 304.46	3	91,338	7,890
S&P 500 Mini Index	March 2021	$ 395.82	3	118,746	27,010
Total Options Purchased - Puts				7,212,084	1,197,593
(Cost $1,266,876)

Total Investments – 111.5%				11,287,490	3,519,144
(Cost $3,503,721)
Other assets less liabilities – (11.5)%					(364,299)
Net Assets – 100.0%					$ 3,154,845

CALL OPTIONS WRITTEN(b)

		Exercise	Expiration	Premiums	Notional	U.S $
Description	Contracts(a)	Price	Date	Received	Amount	Value
S&P 500 Index	10	3,367.01	March 2021	$ 97,775	$ 3,367,010	$ (108,316)
S&P 500 Index	10	3,957.66	March 2021	4,255	3,957,660	(8,632)
S&P 500 Mini Index	3	336.70	March 2021	2,977	101,010	(3,250)
S&P 500 Mini Index	3	395.82	March 2021	138	118,746	(259)
				$ 105,145	$ 7,544,426	$ (120,457)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional	U.S $
Description	Contracts(a)	Price	Date	Received	Amount	Value
S&P 500 Index	20	1,978.83	March 2021	$ 102,229	$ 3,957,660	$ (84,896)
S&P 500 Index	10	2,739.88	March 2021	186,301	2,739,880	(169,907)
S&P 500 Mini Index	6	197.91	March 2021	3,132	118,746	(2,548)
S&P 500 Mini Index	3	273.99	March 2021	5,663	82,197	(5,098)
				$ 297,325	$ 6,898,483	$ (262,449)

(a) Each contract equals 100 shares.

(b) Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

June 30, 2020

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value

OPTION PURCHASED - CALLS(b) - 73.7%
Options on Equity Indices - 73.7%
S&P 500 Index	March 2021	$ 1,978.80	20	$ 3,957,600	$ 2,254,002
S&P 500 Mini Index	March 2021	$ 197.88	12	237,456	135,240
Total Options Purchased - Calls				4,195,056	2,389,242
(Cost $2,332,365)

OPTION PURCHASED - PUTS(b) - 38.0%
Options on Equity Indices - 38.0%
S&P 500 Index	March 2021	$ 3,044.28	10	3,044,280	262,876
S&P 500 Index	March 2021	$ 3,957.60	10	3,957,600	899,738
S&P 500 Mini Index	March 2021	$ 304.40	6	182,640	15,766
S&P 500 Mini Index	March 2021	$ 395.76	6	237,456	53,984
Total Options Purchased - Puts				7,421,976	1,232,364
(Cost $1,278,894)

Total Investments – 111.7%				11,617,032	3,621,606
(Cost $3,611,259)
Other assets less liabilities – (11.7)%					(379,297)
Net Assets – 100.0%					$ 3,242,309

CALL OPTIONS WRITTEN(b)

		Exercise	Expiration	Premiums	Notional	U.S $
Description	Contracts(a)	Price	Date	Received	Amount	Value
S&P 500 Index	10	3,209.01	March 2021	$ 174,770	$ 3,209,010	$ (185,182)
S&P 500 Index	10	3,957.60	March 2021	4,684	3,957,600	(8,634)
S&P 500 Mini Index	6	320.90	March 2021	10,917	192,540	(11,111)
S&P 500 Mini Index	6	395.76	March 2021	345	237,456	(518)
				$ 190,716	$ 7,596,606	$ (205,445)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional	U.S $
Description	Contracts	Price	Date	Received	Amount	Value
S&P 500 Index	20	1,978.80	March 2021	$ 99,309	$ 3,957,600	$ (84,891)
S&P 500 Index	10	2,435.45	March 2021	114,003	2,435,450	(104,270)
S&P 500 Mini Index	12	197.88	March 2021	5,213	237,456	(5,093)
S&P 500 Mini Index	6	243.54	March 2021	6,211	146,124	(6,256)
				$ 224,736	$ 6,776,630	$ (200,510)

(a) Each contract equals 100 shares.

(b) Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

June 30, 2020

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value

OPTION PURCHASED - CALLS(b) - 71.2%
Options on Equity Indices - 71.2%
S&P 500 Index	June 2021	$ 2,015.07	16	$ 3,224,112	$ 1,755,737
S&P 500 Mini Index	June 2021	$ 201.53	2	40,306	21,942
Total Options Purchased - Calls				3,264,418	1,777,679
(Cost $1,782,449)

OPTION PURCHASED - PUTS(b) - 42.3%
Options on Equity Indices - 42.3%
S&P 500 Index	June 2021	$ 3,100.09	8	2,480,072	256,268
S&P 500 Index	June 2021	$ 4,030.14	8	3,224,112	785,831
S&P 500 Mini Index	June 2021	$ 310.04	1	31,004	3,205
S&P 500 Mini Index	June 2021	$ 403.07	1	40,307	9,829
Total Options Purchased - Puts				5,775,495	1,055,133
(Cost $1,048,479)

Total Investments – 113.5%				9,039,913	2,832,812
(Cost $2,830,928)
Other assets less liabilities – (13.5)%					(337,021)
Net Assets – 100.0%					$ 2,495,791

CALL OPTIONS WRITTEN(b)

		Exercise	Expiration	Premiums	Notional	U.S $
Description	Contracts(a)	Price	Date	Received	Amount	Value
S&P 500 Index	8	3,599.17	June 2021	$ 46,209	$ 2,879,336	$ (44,526)
S&P 500 Index	8	4,030.14	June 2021	7,464	3,224,112	(8,869)
S&P 500 Mini Index	1	359.92	June 2021	777	35,992	(557)
S&P 500 Mini Index	1	403.07	June 2021	126	40,307	(111)
				$ 54,576	$ 6,179,747	$ (54,063)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional	U.S $
Description	Contracts(a)	Price	Date	Received	Amount	Value
S&P 500 Index	16	2,015.07	June 2021	$ 93,537	$ 3,224,112	$ (98,989)
S&P 500 Index	8	2,790.09	June 2021	171,617	2,232,072	(172,534)
S&P 500 Mini Index	2	201.53	June 2021	1,114	40,306	(1,238)
S&P 500 Mini Index	1	279.04	June 2021	2,044	27,904	(2,157)
				$ 268,312	$ 5,524,394	$ (274,918)

(a) Each contract equals 100 shares.

(b) Non-income producing.

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

June 30, 2020

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value

OPTION PURCHASED - CALLS(b) - 71.2%
Options on Equity Indices - 71.2%
S&P 500 Index	June 2021	$ 2,015.04	16	$ 3,224,064	$ 1,755,781
S&P 500 Mini Index	June 2021	$ 201.50	2	40,300	21,948
Total Options Purchased - Calls				3,264,364	1,777,729
(Cost $1,782,487)

OPTION PURCHASED - PUTS(b) - 42.3%
Options on Equity Indices - 42.3%
S&P 500 Index	June 2021	$ 3,100.03	8	2,480,024	256,250
S&P 500 Index	June 2021	$ 4,030.08	8	3,224,064	785,783
S&P 500 Mini Index	June 2021	$ 309.97	1	30,997	3,202
S&P 500 Mini Index	June 2021	$ 403.01	1	40,301	9,822
Total Options Purchased - Puts				5,775,386	1,055,057
(Cost $1,048,415)

Total Investments – 113.5%				9,039,750	2,832,786
(Cost $2,830,902)
Other assets less liabilities – (13.5)%					(336,432)
Net Assets – 100.0%					$ 2,496,354

CALL OPTIONS WRITTEN(b)

		Exercise	Expiration	Premiums	Notional	U.S $
Description	Contracts(a)	Price	Date	Received	Amount	Value
S&P 500 Index	8	3,372.87	June 2021	$ 108,353	$ 2,698,296	$ (105,418)
S&P 500 Index	8	4,030.08	June 2021	7,464	3,224,064	(8,871)
S&P 500 Mini Index	1	337.29	June 2021	1,681	33,729	(1,318)
S&P 500 Mini Index	1	403.01	June 2021	127	40,301	(111)
				$ 117,625	$ 5,996,390	$ (115,718)
PUT OPTIONS WRITTEN(b)
		Exercise	Expiration	Premiums	Notional	U.S $
Description	Contracts(a)	Price	Date	Received	Amount	Value
S&P 500 Index	16	2,015.04	June 2021	$ 93,537	$ 3,224,064	$ (98,983)
S&P 500 Index	8	2,480.05	June 2021	108,993	1,984,040	(110,772)
S&P 500 Mini Index	2	201.50	June 2021	1,114	40,300	(1,237)
S&P 500 Mini Index	1	248.00	June 2021	1,296	24,800	(1,385)
				$ 204,940	$ 5,273,204	$ (212,377)

(a) Each contract equals 100 shares.

(b) Non-income producing.

AIM ETF PRODUCTS TRUST

Notes to Schedule of Investments

June 30, 2020

Investment Valuation

The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the Investment Company Act of 1940 (the “1940 Act”). As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and held by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the New York Stock Exchange (“NYSE”). The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Funds’ net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the Hierarchy are as follows:

•            Level 1 — unadjusted quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

AIM ETF PRODUCTS TRUST

Notes to Schedule of Investments

June 30, 2020 (continued)

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of June 30, 2020:

AllianzIM U.S. Large Cap Buffer10 Apr ETF

		Level 1	Level 2		Level 3	Total
Assets
Options Purchased - Calls	$	−	$2,321,551	$	−	$2,321,551
Options Purchased - Puts		−	1,197,593		−	1,197,593
Total Assets	$	−	$3,519,144	$	−	$3,519,144
Liabilities
Call Options Written	$	−	$(120,457)	$	−	$(120,457)
Put Options Written		−	(262,449)		−	(262,449)
Total Liabilities	$	−	$(382,906)	$	−	$(382,906)

AllianzIM U.S. Large Cap Buffer20 Apr ETF

		Level 1	Level 2		Level 3	Total
Assets
Options Purchased - Calls	$	−	$2,389,242	$	−	$2,389,242
Options Purchased - Puts		−	1,232,364		−	1,232,364
Total Assets	$	−	$3,621,606	$	−	$3,621,606
Liabilities
Call Options Written	$	−	$(205,445)	$	−	$(205,445)
Put Options Written		−	(200,510)		−	(200,510)
Total Liabilities	$	−	$(405,955)	$	−	$(405,955)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

	Level 1		Level 2		Level 3	Total
Assets
Options Purchased - Calls	$1,777,679	$	−	$	−	$1,777,679
Options Purchased - Puts	1,055,133		−		−	1,055,133
Total Assets	$2,832,812	$	−	$	−	$2,832,812
Liabilities
Call Options Written	$(54,063)	$	−	$	−	$(54,063)
Put Options Written	(274,918)		−		−	(274,918)
Total Liabilities	$(328,981)	$	−	$	−	$(328,981)

AIM ETF PRODUCTS TRUST

Notes to Schedule of Investments

June 30, 2020 (continued)

AllianzIM U.S. Large Cap Buffer20 Jul ETF

	Level 1		Level 2		Level 3	Total
Assets
Options Purchased - Calls	$1,777,729	$	−	$	−	$1,777,729
Options Purchased - Puts	1,055,057		−		−	1,055,057
Total Assets	$2,832,786	$	−	$	−	$2,832,786
Liabilities
Call Options Written	$(115,718)	$	−	$	−	$(115,718)
Put Options Written	(212,377)		−		−	(212,377)
Total Liabilities	$(328,095)	$	−	$	−	$(328,095)